Schedule of loans to third parties (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Loans to third parties	$ 1,479,778	$ 1,884,941
Third party [member]
IfrsStatementLineItems [Line Items]
Loans to third parties	$ 1,479,778	$ 1,884,941